U.S. Equity Funds | Pear Tree Columbia Small Cap Fund
Pear Tree Columbia Small Cap Fund
Investment Objective:
Maximum long-term capital appreciation.
Fee Table and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Equity Funds Pear Tree Columbia Small Cap Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.39%	0.39%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Net Expenses (as a percentage of Assets)		1.64%	1.39%
[1]	Expenses incurred by the Fund as a result of investment in other mutual funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Equity Funds Pear Tree Columbia Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Ordinary Shares	167	518	892	1,945
Institutional Shares	142	440	761	1,670

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71 percent of the average value of its portfolio for each class.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in stocks of small cap companies. The Fund considers U.S. small cap companies to be those having a market capitalization (at time of purchase) from $250 million to $2 billion.

The Fund employs a "quantitative" investment approach to selecting investments. The quantitative investment approach relies on financial models and computer databases to assist in the stock selection process. The proprietary computer models of the sub-adviser of the Fund are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors. With the benefit of these rankings, the Fund's sub-adviser can monitor a portfolio of securities for consistency with the Fund's investment objectives. The Fund's sub-adviser also uses qualitative analysis, due diligence, fundamental research, and analysis of an issuer based upon its financial statements and operations to identify security or market events not otherwise captured by its models.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Small Cap Companies

Small cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small inexperienced management group. Small cap companies' earnings and revenue tend to be less predictable than larger companies. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. Such stocks may be harder to sell at the times and priced the Fund's sub-adviser thinks appropriate.

Securities Lending Risk

Securities lending involves two primary risks "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Performance
The following bar charts and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time. The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2011 is -4.09%
Best Quarter:	Q3 2009	17.75%
Worst Quarter:	Q4 2008	-33.47%

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns U.S. Equity Funds Pear Tree Columbia Small Cap Fund	Label	1 Year	5 Year	10 Year
Russell 2000 Index	Russell 2000 Index	26.85%	4.47%	6.33%
Ordinary Shares	Ordinary Shares Before Taxes	26.93%	0.80%	3.26%
Ordinary Shares After Taxes On Distributions	Ordinary Shares After Taxes on Distributions	26.84%	0.42%	2.69%
Ordinary Shares After Taxes On Distributions and Sales	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares	17.63%	0.72%	2.77%
Institutional Shares	Institutional Shares Before Taxes	27.29%	1.12%	3.69%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

U.S. Equity Funds | Pear Tree Columbia Micro Cap Fund
Pear Tree Columbia Micro Cap Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of the Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Equity Funds Pear Tree Columbia Micro Cap Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.55%	0.55%
Net Expenses (as a percentage of Assets)		1.80%	1.55%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Equity Funds Pear Tree Columbia Micro Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Ordinary Shares	183	566	975	2,116
Institutional Shares	158	490	845	1,845

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
The Fund had not commenced operations as of August 1, 2011, and thus, there is no annual portfolio turnover rate information included.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks of micro-cap companies. The Fund considers a micro-cap company to be a company having a market capitalization (at time of purchase) usually not to exceed the market capitalization of the largest company in the Russell Microcap Index (currently, $745 million). Most if not all of the securities held by the Fund are non-ADR securities that trade on a U.S. exchange.

The Fund employs a "quantitative" investment approach to selecting investments. A quantitative investment approach relies on financial models and computer data bases to assist in the stock selection process, with little or no subjectivity in the selection of individual portfolio securities. The financial model used by the Fund's Sub-adviser is proprietary and relies on certain traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as certain non-traditional factors. In general, the model periodically ranks a large universe of micro-cap companies, identifies approximately 100 companies as being the best investments from a universe that will vary depending on market conditions, but will generally not exceed 2,000 companies, and allocates portfolio weightings to each of those companies. The Fund's Sub-adviser evaluates each model-derived portfolio to determine if the model-generated portfolio must be modified so as to be consistent with the Fund's investment objective or to reflect events that may not otherwise be reflected in the model.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Micro-Cap Companies

Micro-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small inexperienced management group. Micro-cap companies' earnings and revenue tend to be less predictable than larger companies. Stocks of these companies may trade less frequently, in limited volume and on smaller markets, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. Such stocks may be harder to sell at the times and prices the Fund's investment adviser thinks appropriate, and at times, there may not be any market for such stocks.

Securities Lending Risk

Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Non-Diversification

The Fund is "non-diversified," which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Performance
The Fund had not commenced operations as of the calendar year ended August 1, 2011, and thus, there is no annual performance information included.
U.S. Equity Funds | Pear Tree Quality Fund
Pear Tree Quality Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses U.S. Equity Funds Pear Tree Quality Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.53%	0.50%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.78%	1.50%
Fee Waiver	[2]	(0.15%)	(0.50%)
Net Expenses (as a percentage of Assets)		1.63%	1.00%
[1]	Expenses incurred by the Fund as a result of investment in other mutual funds.
[2]	The Manager has agreed until July 31, 2012 to (a) waive 0.15 percent of its management fee if the Fund's average daily net assets are up to $100 million and 0.25 percent of its management fee if the Fund's average daily net assets are $100 million or more, and (b) waive or reimburse Fund expenses relating to Institutional Shares such that the total annual fund operating expenses relating to Institutional Shares is not greater than 1.00 percent. These fee waivers only may be terminated with the approval of the Fund's board.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Equity Funds Pear Tree Quality Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Ordinary Shares	178	537	942	2,074
Institutional Shares	150	401	748	1,726

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 283 percent of the average value of its portfolio for each class. The Fund's revised investment strategy over the course of a full year is expected to generate significantly less portfolio turnover.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. issuers.  The Fund principally invests in stocks of large companies, that is, companies with a market capitalization of greater than $10 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities the Fund may purchase.

To manage the Fund's portfolio, the Fund's investment manager, in consultation with the Fund's sub-adviser, periodically selects a portfolio of securities organized as a mutual fund (the "target portfolio") and then purchases and sells Fund assets such that the Fund's portfolio generally holds the same securities and in the same percentages as the target portfolio as of the end of the target portfolio's most recent fiscal quarter.  In order for a mutual fund to be a potential target portfolio, the mutual fund must:

  Invest principally in stocks of large US companies;

  Be required to disclose publicly within 60 days of its quarter end its portfolio holdings as of the end of the quarter;

  Be managed by an investment adviser that is unaffiliated with the Fund's investment manager or sub-adviser; and

  Typically, allow only very large institutional investors to invest directly in the target portfolio.

In selecting a target portfolio for the Fund, the Fund's investment manager considers, among other things, whether the:

  Target portfolio may easily be replicated by the Fund;

  The Fund's purchases and sales of portfolio securities may potentially impact the management of the target portfolio;

  Target portfolio's investment objective and investment policies are compatible with the Fund's investment objective and investment policies;

  Target portfolio historically has a low rate of turnover;

  Target portfolio historically has had strong performance;

  Target portfolio's investment adviser has a solid reputation within the financial services industry; and

  Target portfolio's investment adviser generally uses a quantitative investment approach to manage the target portfolio.

If the Fund's assets significantly increase, the Fund may select more than one target portfolio.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Foreign Securities

From time to time, a target portfolio may invest in non-U.S. securities.  In such cases, the Fund typically invests in American Depository Receipts (ADRs) representing interests in such securities. Non-U.S. securities, including ADRs, are subject to certain risks, which may include: adverse currency movements, different accounting, auditing and financial reporting standards; adverse political and economic developments, including tax increases; limited legal recourse; unreliable or untimely information; higher trading costs, brokerage commissions and custodial fees; higher volatility and lower liquidity.

Difficulty in Comparing Fund Performance with Target Portfolio Performance

Fund performance typically does not mirror the target portfolio's performance.  Among other things, the holdings of the target portfolio may change significantly during the period between the end of a quarter and the time when those changes are publicly disclosed.  At such times, it is likely that the Fund is unaware of the changes, and as a result, may not be able to avoid a loss or benefit from a repositioning of its portfolio that has been anticipated by the target portfolio's investment adviser.  In addition, the target portfolio may have lower expenses relative to its assets than the Fund.

Inability to Conduct Due Diligence on Target Portfolio's Investment Adviser

Neither the Fund's investment manager nor sub-adviser has an agreement with a target portfolio's investment adviser.  As a result, they may be able to perform only limited due diligence on the investment adviser to determine, among other things, whether the investment adviser is adhering to the target portfolio's investment guidelines and whether the risks disclosed in the target portfolio's offering documents (e.g., its prospectus and statement of additional information) reflect the risks of the target portfolio.

Potential Impact on Target Portfolio

The Fund's purchases and sales of securities for its own portfolio may adversely impact the management of a target portfolio and thus, the Fund itself.

Accuracy of Target Portfolio Information

The Fund relies on each target portfolio to disclose publicly accurate information about its portfolio holdings on or before the deadlines required for such disclosure.  Any failure by a target portfolio to file accurate and timely portfolio information could affect the performance of the Fund.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Securities Lending Risk

Securities lending involves two primary risks "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Performance
The following bar charts and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time. The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. On January 27, 2011, the Fund changed its name to Quant Quality Fund, its investment strategy to its current strategy and its sub-adviser to Columbia Partners, L.L.C., Investment Management.  Performance shown for periods prior to January 27, 2011 does not reflect the current investment strategy.  Updated performance information is available at www.peartreefunds.com..
[2]
Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2011 is 9.21%
Best Quarter:	Q2 2009	15.53%
Worst Quarter:	Q4 2008	-23.84%

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns U.S. Equity Funds Pear Tree Quality Fund	Label	1 Year	5 Year	10 Year
S&P 500 Index	S&P 500 Index	15.06%	2.29%	1.41%
Ordinary Shares	Ordinary Shares Before Taxes	7.10%	(2.93%)	(2.71%)
Ordinary Shares After Taxes On Distributions	Ordinary Shares After Taxes on Distributions	6.94%	(3.08%)	(2.85%)
Ordinary Shares After Taxes On Distributions and Sales	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares	4.82%	(2.44%)	(2.26%)
Institutional Shares	Institutional Shares Before Taxes	7.70%	(2.83%)	(2.42%)

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

International Equity Funds | Pear Tree Emerging Markets Fund
Pear Tree Emerging Markets Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Equity Funds Pear Tree Emerging Markets Fund	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.52%	0.51%
Acquired Fund Fees and Expenses	0.01%	0.01%
Net Expenses (as a percentage of Assets)	1.77%	1.51%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example International Equity Funds Pear Tree Emerging Markets Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Ordinary Shares	180	558	961	2,088
Institutional Shares	154	478	826	1,806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68 percent of the average value of its portfolio for each class.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks, including depository receipts, warrants and rights, of emerging markets issuers. The Fund defines an emerging market issuer as an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index ("MSCI EM"). The Fund may also buy and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments. The Fund may invest in companies of any capitalization.

As of December 31, 2010, the countries included in the MSCI EM Index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. The Fund may invest greater than 25 percent of its assets in a particular region, but not in a country.

The Fund employs a "quantitative" investment approach to selecting investments. The quantitative investment approach relies on financial models and computer databases to assist in the stock selection process. The proprietary computer models of the sub-adviser of the Fund are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors. With the benefit of these rankings, the Fund's sub-adviser can monitor a portfolio of securities for consistency with the Fund's investment objectives. The Fund's sub-adviser also uses qualitative analysis, due diligence, fundamental research, and analysis of an issuer based upon its financial statements and operations to identify security or market events not otherwise captured by its models.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Foreign Securities

Investment in non-U.S. securities are subject to certain risks, which may include: adverse currency movements, different accounting, auditing and financial reporting standards; adverse political and economic developments, including tax increases; limited legal recourse; unreliable or untimely information; higher trading costs, brokerage commissions and custodial fees; higher volatility and lower liquidity.

Emerging Markets

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties including potential expropriation and confiscatory taxation. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Accordingly, at times the Fund may find it more difficult to value their emerging markets investments than the Fund's other foreign investments.

Derivatives

A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Even a small investment in derivatives could have a significant impact on the Fund's risk exposure to stock market values, interest rates or currency exchange rates. Certain derivatives may be less liquid and more difficult to value than other types of securities. Derivatives may be used for both hedging and investment purposes. Derivatives the Fund may use include forward foreign currency exchange contracts, futures and options on securities.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Securities Lending Risk

Securities lending involves two primary risks "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Performance
The following bar charts and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time. The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

The Calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2011 is 2.89%
Best Quarter:	Q4 2003	32.05%

Worst Quarter:	Q4 2008	-32.62%

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns International Equity Funds Pear Tree Emerging Markets Fund	Label	1 Year	5 Year	10 Year
MSCI EM Index	MSCI EM Index	19.20%	13.11%	16.23%
Ordinary Shares	Ordinary Shares Before Taxes	19.76%	9.75%	16.29%
Ordinary Shares After Taxes On Distributions	Ordinary Shares After Taxes on Distributions	19.83%	9.38%	15.89%
Ordinary Shares After Taxes On Distributions and Sales	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares	13.34%	8.45%	14.71%
Institutional Shares	Institutional Shares Before Taxes	20.11%	10.04%	16.73%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

International Equity Funds | Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Fund
Investment Objective:
Long-term growth of capital and income.
Fee Table and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Equity Funds Pear Tree Polaris Foreign Value Fund	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.37%	0.37%
Total Annual Fund Operating Expenses	1.62%	1.37%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example International Equity Funds Pear Tree Polaris Foreign Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Ordinary Shares	165	511	881	1,922
Institutional Shares	139	434	750	1,646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 percent of the average value of its portfolio for each class.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks of foreign markets issuers. The Fund defines a foreign markets issuer is an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Generally, the Fund invests in foreign markets issuers in Europe, Australia, and the larger capital markets of the Far East; however, the Fund also may invest without limit in emerging markets issuers. An emerging market issuer is one that is traded in, or organized under the laws of, the countries that comprise the MSCI Emerging Markets Index. Common stocks include securities such as depositary receipts, participatory notes, warrants and rights. The Fund may also buy and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

The Fund generally will be invested in issuers in ten or more foreign countries. The Fund may invest in companies of any capitalization.

The Fund's sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow. First, because the sub-adviser believes that country and industry factors are important influences on security prices, it employs proprietary quantitative investment technology to evaluate data such as cash flow and interest rates to produce a ranking of country and industry sectors. Second, because the sub-adviser believes that normal security price fluctuations produce company valuations that can undervalue the cash flow or assets of a company, it uses traditional valuation criteria to regularly screen a database of more than 29,000 companies worldwide to identify a pool of approximately 500 or more securities with the greatest potential for undervalued streams of sustainable cash flow or assets. Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a "watch-list" of companies which may be used if the valuation of a company held in the Fund's portfolio falls below established limits.

The Fund's sub-adviser may utilize options in an attempt to improve the risk/return profile of the Fund's returns. Selling/writing call options is designed to provide income to the Fund (the writer of the call option is paid a premium, but is obligated to sell a security at a target price). Purchasing put options (the purchaser has the right to sell a security at a target price) is designed to protect the Fund from dramatic downward movements in a security, effectively locking in a minimum sale price for that security. The extent of the sub-adviser's use of options may vary over time based on the sub-adviser's assessment of market conditions and other factors.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Foreign Securities

Investment in non-U.S. securities are subject to certain risks, which may include: adverse currency movements, different accounting, auditing and financial reporting standards; adverse political and economic developments, including tax increases; limited legal recourse; unreliable or untimely information; higher trading costs, brokerage commissions and custodial fees; higher volatility and lower liquidity.

Emerging Markets

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties including potential expropriation and confiscatory taxation. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Accordingly, at times the Fund may find it even more difficult to value their emerging markets investments than the Fund's other foreign investments.

Value Stocks.

If the Fund's sub-adviser's assessment of a company's prospects is wrong, or if the market fails to recognize the stock's value, the price of the company's stock may not approach the value that the Fund's sub-adviser believes is the full market value.

Derivatives

A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Even a small investment in derivatives could have a significant impact on a Pear Tree Fund's risk exposure to stock market values, interest rates or currency exchange rates. Certain derivatives may be less liquid and more difficult to value than other types of securities. Derivatives may be used for both hedging and investment purposes. Derivatives that the Fund may invest in include futures and options on securities.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Performance
The following bar charts and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time. The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

The calendar year-to-date return of the Ordinary Shares of Pear Tree Polaris Foreign Value Fund as of 6/30/2011 is 4.71%
Best Quarter:	Q2 2009	36.87%
Worst Quarter:	Q4 2008	-26.53%

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns International Equity Funds Pear Tree Polaris Foreign Value Fund	Label	1 Year	5 Year	10 Year
MSCI EAFE Index	MSCI EAFE Index	8.21%	2.94%	3.94%
Ordinary Shares	Ordinary Shares Before Taxes	20.01%	3.03%	9.44%
Ordinary Shares After Taxes On Distributions	Ordinary Shares After Taxes on Distributions	20.07%	1.97%	8.75%
Ordinary Shares After Taxes On Distributions and Sales	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares	13.51%	2.36%	8.23%
Institutional Shares	Institutional Shares Before Taxes	20.34%	3.25%	9.69%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

International Equity Funds | Pear Tree Polaris Foreign Value Small Cap Fund
Pear Tree Polaris Foreign Value Small Cap Fund
Investment Objective:
Long-term growth of capital and income.
Fee Table and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Equity Funds Pear Tree Polaris Foreign Value Small Cap Fund	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.44%	0.44%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.69%	1.44%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example International Equity Funds Pear Tree Polaris Foreign Value Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Ordinary Shares	172	534	920	2,002
Institutional Shares	147	457	789	1,728

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54 percent of the average value of its portfolio for each class.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks of small companies issued in foreign markets. The Fund defines a foreign markets issuer is an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Generally, the Fund invests in foreign markets issuers in Europe, Australia, and the larger capital markets of the Far East; however, the Fund also may invest without limit in emerging markets issuers. An emerging market issuer is one that is traded in, or organized under the laws of, the countries that comprise the MSCI Emerging Markets Index. Common stocks include securities such as depositary receipts, participatory notes, warrants and rights. The Fund may also buy and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

The Fund generally will be invested in issuers in ten or more foreign countries. Although there is no minimum market capitalization for companies whose securities the Fund may purchase, a small cap company will have a market capitalization (at time of purchase) from $50 million to $2 billion.

The Fund's sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow. First, because the sub-adviser believes that country and industry factors are important influences on security prices, it employs proprietary quantitative investment technology to evaluate data such as cash flow and interest rates to produce a ranking of country and industry sectors. Second, because the sub-adviser believes that normal security price fluctuations produce company valuations that can undervalue the cash flow or assets of a company, it uses traditional valuation criteria to regularly screen a database of more than 16,000 companies worldwide to identify a pool of approximately 250 or more securities with the greatest potential for undervalued streams of undervalued sustainable cash flow or assets. Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a "watch-list" of companies which may be used if the valuation of a company held in the Fund's portfolio falls below established limits.

The Fund's sub-adviser may utilize options in an attempt to improve the risk/return profile of the Fund's returns. Selling/writing call options is designed to provide income to the Fund (the writer of the call option is paid a premium, but is obligated to sell a security at a target price). Purchasing put options (the purchaser has the right to sell a security at a target price) is designed to protect the Fund from dramatic downward movements in a security, effectively locking in a minimum sale price for that security. The extent of the sub-adviser's use of options may vary over time based on the sub-adviser's assessment of market conditions and other factors.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Foreign Securities

Investment in non-U.S. securities are subject to certain risks, which may include: adverse currency movements, different accounting, auditing and financial reporting standards; adverse political and economic developments, including tax increases; limited legal recourse; unreliable or untimely information; higher trading costs, brokerage commissions and custodial fees; higher volatility and lower liquidity.

Emerging Markets

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties including potential expropriation and confiscatory taxation. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Accordingly, at times the Fund may find it even more difficult to value their emerging markets investments than the Fund's other foreign investments.

Small Cap Companies

Small cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small inexperienced management group. Small cap companies' earnings and revenue tend to be less predictable than larger companies. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. Such stocks may be harder to sell at the times and priced the Fund's sub-adviser thinks appropriate.

Value Stocks.

If the Fund's sub-adviser's assessment of a company's prospects is wrong, or if the market fails to recognize the stock's value, the price of the company's stock may not approach the value that the Fund's sub-adviser believes is the full market value.

Derivatives

Even a small investment in derivatives could have a significant impact on a Pear Tree Fund's risk exposure to stock market values, interest rates or currency exchange rates. Certain derivatives may be less liquid and more difficult to value than other types of securities. Derivatives may be used for both hedging and investment purposes. Derivatives that the Fund may invest in include futures and options on securities.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Performance
The following bar charts and tables indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time (the Fund commenced operations on May 1, 2008, therefore only two calendar years of performance is reported). The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Of course, past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2011 is 1.17%
Best Quarter:	Q2 2009	53.73%
Worst Quarter:	Q4 2008	-28.49%

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns International Equity Funds Pear Tree Polaris Foreign Value Small Cap Fund	Label	1 Year	Since Inception	Inception Date
S&P EPAC Index	S&P EPAC Index	19.35%	(1.93%)	May 01, 2008
Ordinary Shares	Ordinary Shares Before Taxes	20.70%	6.26%	May 01, 2008
Ordinary Shares After Taxes On Distributions	Ordinary Shares After Taxes on Distributions	20.14%	5.96%	May 01, 2008
Ordinary Shares After Taxes On Distributions and Sales	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares	14.45%	5.33%	May 01, 2008
Institutional Shares	Institutional Shares Before Taxes	21.00%	6.46%	May 01, 2008

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

[1]	The expense information in the table has been restated to reflect current fees.
[2]	Prior to November 2006, the Fund was called Quant Growth and Income Fund and SSgA Funds Management, Inc. served as sub-adviser to the Fund. On November 1, 2006, the Fund changed its name to Quant Long/Short Fund, and its principal investment strategy. On January 2, 2008, the Fund changed its sub-adviser to Analytic Investors, LLC.